Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2016
Marketable securities and other securities investments
Investments in Debt and Marketable Equity Securities and Certain Trading Assets Disclosure

	Yen in millions
	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,630	¥11,423	¥—	¥19,053
Debt securities	330	—	—	330
Held-to-maturity
Japanese government debt securities	400	2	—	402

	¥8,360	¥11,425	¥—	¥19,785

Securities not practicable to estimate fair value
Equity securities	¥1,733

	Yen in millions
	March 31, 2016
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,323	¥5,958	¥54	¥13,227
Debt securities	281	—	—	281
Held-to-maturity
Japanese government debt securities	901	9	—	910

	¥8,505	¥5,967	¥54	¥14,418

Securities not practicable to estimate fair value
Equity securities	¥1,595

Unrealized Loss Position Investments

Yen in millions
March 31, 2015
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥—	¥—	¥—	¥—
Debt securities	—	—	—	—

	¥—	¥—	¥—	¥—

	Yen in millions
	March 31, 2016
	Less than 12 months		12 months or more
	Fair value	Unrealized loss	Fair value	Unrealized loss
Equity securities	¥1,020	¥54	¥—	¥—
Debt securities	—	—	—	—

	¥1,020	¥54	¥—	¥—